UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Eric A.S. Richards, Esq.
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

ICA The Investment Company of America

[photo of an American flag hanging from a tree]

Semi-annual report for the six months ended June 30, 2006

ICASM seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The Investment Company of America® is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2006:
	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	+6.33%	+4.09%	+9.91%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20-23 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2006, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.07%, which reflects a fee waiver (2.05% without the fee waiver).

Results for other share classes can be found on page 3. Please see the inside back cover for important information about other share classes.

Investments outside the United States involve special risks such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks.

[photo of an American flag hanging from a tree]

Fellow shareholders:

The Investment Company of America recorded a solid gain in the first half of 2006, despite sharp market declines and increased volatility brought on by geopolitical turmoil, rising interest rates, inflation and ever-higher oil prices.

For the six months ended June 30, 2006, the value of your investment in ICA rose 5.7%, including reinvestment of the income dividends paid in March and June totaling 30 cents per share. This return was more than double that achieved by the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, which ended up 2.7% for the six months. ICA’s returns were also ahead of the Lipper Growth & Income Funds Index’s 4.1% and the Lipper Large-Cap Value Funds Index’s 4.5%.

A tradition of conservative investing

For the 10 years ended June 30, 2006, ICA has produced an average annual total return of 10.6%, surpassing the 8.3% return of the S&P 500 for the same period. Since the fund’s inception on January 1, 1934, ICA has provided a 12.9% average annual total return; the S&P 500 returned 11.2% in the same time period.

In its 72-year history, ICA has tended to lag a bit during strong bull markets, especially during periods when investors are focused on small-cap and technology stocks, because of the fund’s growth and income objective. But when investors are concerned about risk, ICA is well positioned. We believe the results for the first half of this year demonstrate that. Our analysts intensively research companies to find sources of long-term capital and income growth, emphasizing well-established companies.

2006 results at a glance
For the six months ended June 30 (with dividends reinvested)

		Standard &	Lipper
		Poor’s 500	Growth & Income
	ICA	Composite Index	Funds Index

Income return	+0.96%	+0.96%	n/a
Capital return	+4.76%	+1.75%	n/a
Total return	+5.72%	+2.71%	+4.09%

The high quality of many of ICA’s investments helped the fund in the six months, especially in the telecommunications, financial, pharmaceutical and energy sectors. Some of our largest holdings did well, including oil services company Schlumberger (up 34.0%), pharmaceutical maker AstraZeneca (up 23.5%), telecom firm AT&T (up 13.9%) and integrated oil companies Chevron (up 9.3%) and Royal Dutch Shell (up 8.9%). Not all our stocks rose in the period, of course. Our top holding, tobacco and food giant Altria Group, dropped 1.7%; home improvement retailer Lowe’s Companies fell 9.0% and industrial conglomerate General Electric fell 6.0% in the period.

Looking ahead

As we enter the second half of 2006, our investment professionals continue to focus on long-term values rather than short-term trends. ICA is a conservative fund that pays close attention to risk, important at a time when the price of oil has increased from what had been a shockingly high $60 a barrel a year ago to nearly $74 on June 30, and against a backdrop of war, burgeoning inflation and rising interest rates. Investors are turning their attention back to more stable companies that have significant dividend components to their total return. ICA has always sought out companies that hold the promise of providing superior and growing dividend income, which is particularly significant when stock market growth is anticipated to be mild or flat. We continue to focus on the dual goals of growth and income, and we are confident in our ability to find fundamentally strong companies that we believe will stand the test of time.

We appreciate your long-term commitment to investing in ICA and thank you for your support.

Sincerely,

/s/ R. Michael Shanahan	/s/ James F. Rothenberg
R. Michael Shanahan	James F. Rothenberg
Vice Chairman and	President
Chief Executive Officer

August 8, 2006

For current information about the fund, visit americanfunds.com.

Other share class results                                              unaudited

Class B, Class C, Class F and Class 529
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns
for periods ended June 30, 2006:	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+6.95%	+4.17%	+4.21%
Not reflecting CDSC	+11.95%	+4.51%	+4.21%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+10.87%	+4.43%	+4.88%
Not reflecting CDSC	+11.87%	+4.43%	+4.88%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+12.77%	+5.24%	+5.70%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+6.29%	—	+5.94%
Not reflecting maximum sales charge	+12.77%	—	+7.39%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within
six years of purchase	+6.80%	—	+6.09%
Not reflecting CDSC	+11.80%	—	+6.46%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+10.85%	—	+6.86%
Not reflecting CDSC	+11.85%	—	+6.86%

Class 529-E shares*†— first sold 3/1/02	+12.38%	—	+6.54%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+12.98%	—	+12.45%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20-23 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio, June 30, 2006                                                                                  unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Percent
of net
Industry sector diversification	assets

Information technology	11.38%
Financials	11.41
Industrials	10.92
Energy	10.46
Consumer staples	9.40
Other industries	31.10
Convertible securities	.30
Bonds & notes	.40
Short-term securities & other assets less liabilities	14.63

[end pie chart]

	Shares	Market	Percent
		value	of net
Common stocks - 84.67%		(000)	assets

Energy - 10.46%
Baker Hughes Inc.	9,848,516	$806,101.98%
Chevron Corp.	20,202,278	1,253,753	1.52
ConocoPhillips	13,531,704	886,733	1.08
Marathon Oil Corp.	9,800,000	816,340.99
Royal Dutch Shell PLC, Class A (ADR)	17,970,000	1,203,631
Royal Dutch Shell PLC, Class B	833,265	29,103
Royal Dutch Shell PLC, Class B (ADR)	2,370,498	165,627	1.70
Schlumberger Ltd.	22,950,000	1,494,274	1.81
Other securities		1,964,677	2.38
		8,620,239	10.46

Materials - 4.54%
Alcoa Inc.	19,576,400	633,492.77
Barrick Gold Corp.	23,786,250	704,073
Barrick Gold Corp. (Canada)	1,114,350	32,921.89
Dow Chemical Co.	14,345,950	559,923.68
Other securities		1,815,888	2.20
		3,746,297	4.54

Industrials - 10.92%
Boeing Co.	7,300,000	597,943.73
Caterpillar Inc.	12,000,000	893,760	1.08
General Electric Co.	42,500,000	1,400,800	1.70
Tyco International Ltd.	47,160,100	1,296,903	1.57
United Technologies Corp.	10,190,000	646,250.78
Other securities		4,164,988	5.06
		9,000,644	10.92

Consumer discretionary - 8.95%
Best Buy Co., Inc.	15,517,300	850,969	1.03
General Motors Corp.	18,730,000	557,967.68
Lowe's Companies, Inc.	25,018,300	1,517,860	1.84
Target Corp.	21,475,000	1,049,483	1.27
Toyota Motor Corp.	11,650,000	609,942.74
Other securities		2,793,334	3.39
		7,379,555	8.95

Consumer staples - 9.40%
Altria Group, Inc.	53,500,000	3,928,505	4.77
PepsiCo, Inc.	14,200,000	852,568	1.03
Other securities		2,967,866	3.60
		7,748,939	9.40

Health care - 8.74%
Abbott Laboratories	12,799,700	558,195.68
AstraZeneca PLC (ADR)	5,334,500	319,110
AstraZeneca PLC (Sweden)	4,909,500	296,213
AstraZeneca PLC (United Kingdom)	5,393,900	325,177	1.14
Bristol-Myers Squibb Co.	27,250,000	704,685.86
Eli Lilly and Co.	13,785,000	761,897.92
Merck & Co., Inc.	24,250,000	883,427	1.07
Roche Holding AG	4,935,000	814,374.99
Other securities		2,540,237	3.08
		7,203,315	8.74

Financials - 11.41%
American International Group, Inc.	10,713,900	632,656.77
Bank of America Corp.	11,834,320	569,231.69
Citigroup Inc.	25,560,000	1,233,014	1.50
Fannie Mae	25,865,600	1,244,135	1.51
Freddie Mac	5,750,000	327,808.40
J.P. Morgan Chase & Co.	18,836,200	791,120.96
Washington Mutual, Inc.	25,400,000	1,157,732	1.40
Wells Fargo & Co.	9,330,000	625,856.76
Other securities		2,821,092	3.42
		9,402,644	11.41

Information technology - 11.38%
Cisco Systems, Inc. (1)	31,870,400	622,429.76
Hewlett-Packard Co.	22,400,000	709,632.86
Intel Corp.	33,890,000	642,216.78
International Business Machines Corp.	10,195,000	783,180.95
Microsoft Corp.	54,810,000	1,277,073	1.55
Oracle Corp. (1)	82,770,100	1,199,339	1.45
Texas Instruments Inc.	20,570,200	623,071.76
Other securities		3,526,149	4.27
		9,383,089	11.38

Telecommunication services - 5.56%
AT&T Inc.	73,755,497	2,057,041	2.50
BellSouth Corp.	33,800,000	1,223,560	1.48
Sprint Nextel Corp., Series 1	27,885,000	557,421.68
Other securities		744,014.90
		4,582,036	5.56

Utilities - 2.44%
Other securities		2,013,357	2.44

Miscellaneous - 0.87%
Other common stocks in initial period of acquisition		715,661.87

Total common stocks (cost: $48,398,296,000)		69,795,776	84.67

		Market	Percent
		value	of net
Warrants - 0.00%	Shares	(000)	assets

Industrials - 0.00%
Other securities		1,876.00

Total warrants (cost: $1,835,000)		1,876.00

		Market	Percent
		value	of net
Convertible securities - 0.30%	Shares	(000)	assets

Financials - 0.11%
Fannie Mae 5.375% convertible preferred	970	90,089.11

Telecommunication services - 0.19%
Other securities		152,000.19

Total convertible securities (cost: $190,489,000)		242,089.30

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 0.40%	(000)	(000)	assets

Mortgage-backed obligations (2) - 0.40%
Fannie Mae 6.00%-6.50% 2017-2021	327,016	329,083.40

Total bonds & notes (cost: $326,846,000)		329,083.40

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 14.93%	(000)	(000)	assets

AIG Funding, Inc. 4.88% due 7/7/2006	25,000	24,977
American General Finance Corp. 4.87% due 7/6/2006	30,000	29,976
International Lease Finance Corp. 4.96%-5.30% due 7/7-8/30/2006	300,000	298,777.43
AT&T Inc. 5.25% due 7/27/2006 (3)	100,000	99,606.12
Bank of America Corp. 4.985%-5.385% due 7/25-9/29/2006	297,000	294,931
Ranger Funding Co. LLC 5.28% due 8/4/2006 (3)	1,400	1,393.36
BellSouth Corp. 5.18%-5.28% due 8/7-8/9/2006 (3)	51,000	50,710.06
CAFCO, LLC 5.045%-5.155% due 7/20-8/7/2006 (3)	135,000	134,501
Ciesco LLC 5.01% due 7/31/2006 (3)	100,000	99,566
Citigroup Funding Inc. 5.18%-5.23% due 8/9-8/17/2006	100,000	99,375.40
Caterpillar Financial Services Corp. 5.00%-5.25% due 7/6-8/28/2006	146,740	145,945.18
Chevron Funding Corp. 5.14%-5.25% due 8/3-8/29/2006	150,000	149,076.18
Concentrate Manufacturing Co. of Ireland 5.11%-5.22% due 7/13-7/31/2006 (3)	131,400	130,913.16
Edison Asset Securitization LLC 5.05% due 7/25/2006 (3)	50,000	49,825
General Electric Capital Services, Inc. 4.92%-5.28% due 7/3-8/29/2006	359,300	357,682.49
Fannie Mae 4.82%-5.20% due 7/3-9/18/2006	643,904	639,697.78
Federal Farm Credit Banks 4.89%-5.26% due 7/27-11/20/2006	782,000	772,690.94
Federal Home Loan Bank 4.77%-5.29% due 7/5-11/15/2006 (4)	2,363,391	2,346,935	2.85
Freddie Mac 4.80%-5.25% due 7/5-10/10/2006 (4)	1,373,970	1,366,145	1.66
IBM Capital Inc. 5.13%-5.19% due 7/26-9/8/2006 (3)	89,202	88,556.11
International Bank for Reconstruction and Development 4.87%-5.19% due 7/5-9/19/2006	594,500	590,154.71
Park Avenue Receivables Co., LLC 5.21% due 7/21/2006 (3)	60,000	59,818
Preferred Receivables Funding Corp. 5.15%-5.28% due 7/25-8/1/2006 (3)	154,301	153,645.26
U.S. Treasury Bills 4.575%-4.778% due 7/6-9/21/2006	711,600	708,814.86
Other securities		3,614,826	4.38

Total short-term securities (cost: $12,308,845,000)		12,308,533	14.93

Total investment securities (cost: $61,226,311,000)		82,677,357	100.30
Other assets less liabilities		(246,288)	(.30)

Net assets		$82,431,069	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's affiliated-company holding is included in "Other securities" under its respective industry sector in the preceding summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliate at 6/30/06 (000)
Limited Brands, Inc.	20,749,400	-	706,657	20,042,743	$6,013	$512,894

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $3,282,441,000, which represented 3.98% of the net assets of the fund.

(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at June 30, 2006		unaudited
(dollars and shares in thousands, except per-share amounts			)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $60,984,100)	$82,164,463
Affiliated issuer (cost: $242,211)	512,894	$82,677,357
Cash denominated in non-U.S. currencies (cost: $9,294)		9,250
Cash		108
Receivables for:
Sales of investments	22,315
Sales of fund's shares	79,008
Dividends and interest	135,201	236,524
		82,923,239
Liabilities:
Payables for:
Purchases of investments	374,018
Repurchases of fund's shares	71,596
Investment advisory services	14,625
Services provided by affiliates	27,228
Deferred directors' and advisory board compensation	4,049
Other fees and expenses	654	492,170
Net assets at June 30, 2006		$82,431,069

Net assets consist of:
Capital paid in on shares of capital stock		$57,051,022
Undistributed net investment income		437,769
Undistributed net realized gain		3,491,120
Net unrealized appreciation		21,451,158
Net assets at June 30, 2006		$82,431,069

	Authorized shares of capital stock - $.001 par value	Net assets	Shares outstanding	Net asset value per share*

Class A	2,500,000	$69,153,693	2,104,798	$32.86
Class B	250,000	3,974,231	121,428	32.73
Class C	250,000	3,061,144	93,697	32.67
Class F	250,000	1,445,125	44,031	32.82
Class 529-A	325,000	957,586	29,171	32.83
Class 529-B	75,000	211,103	6,444	32.76
Class 529-C	150,000	280,312	8,555	32.77
Class 529-E	75,000	41,263	1,259	32.78
Class 529-F	75,000	8,929	272	32.82
Class R-1	75,000	38,621	1,180	32.74
Class R-2	100,000	545,089	16,643	32.75
Class R-3	300,000	766,040	23,355	32.80
Class R-4	75,000	270,052	8,228	32.82
Class R-5	150,000	1,677,881	51,074	32.85
Total	4,650,000	$82,431,069	2,510,135

* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $34.85 and $34.83, respectively.

See Notes to Financial Statements

Statement of operations for the six months ended June 30, 2006		unaudited
	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S.taxes of $15,656; also includes $6,013 from affiliate)	$805,257
Interest (net of non-U.S.taxes of $4)	310,380	$1,115,637

Fees and expenses(*):
Investment advisory services	97,173
Distribution services	124,050
Transfer agent services	28,587
Administrative services	7,511
Reports to shareholders	1,441
Registration statement and prospectus	1,122
Postage, stationery and supplies	2,865
Directors' and advisory board compensation	614
Auditing and legal	72
Custodian	908
State and local taxes	672
Other	187
Total fees and expenses before reimbursements/waivers	265,202
Less reimbursements/waivers of fees and expenses:
Investment advisory services	9,718
Administrative services	267
Total fees and expenses after reimbursements/waivers		255,217
Net investment income		860,420

Net realized gain and unrealized
appreciation on investments
and non-U.S. currency:
Net realized gain on:
Investments (including $2,037 net gain from affiliate)	3,488,365
Non-U.S. currency transactions	4,508	3,492,873
Net unrealized appreciation on:
Investments	148,599
Non-U.S. currency translations	185	148,784
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency		3,641,657
Net increase in net assets resulting
from operations		$4,502,077

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended June 30,	December 31,
	2006*	2005
Operations:
Net investment income	$860,420	$1,515,226
Net realized gain on investments and non-U.S. currency transactions	3,492,873	2,153,683
Net unrealized appreciation on investments and non-U.S. currency translations	148,784	1,418,797
Net increase in net assets resulting from operations	4,502,077	5,087,706

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains	(720,545)	(1,614,567)
Distributions from net realized gain on investments	-	(1,991,337)
Total dividends and distributions paid to shareholders	(720,545)	(3,605,904)

Capital share transactions	(716,467)	2,016,797

Total increase in net assets	3,065,065	3,498,599

Net assets:
Beginning of period	79,366,004	75,867,405
End of period (including
undistributed net investment income: $437,769 and $297,894, respectively)	$82,431,069	$79,366,004

*Unaudited.

See Notes to Financial Statements

Notes to financial statements                                                                   unaudited

1.	Organization and significant accounting policies

Organization - The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year end. As of December 31, 2005, the fund had tax basis undistributed ordinary income of $303,384,000 and no undistributed long-term capital gains.

As of June 30, 2006, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$22,351,563
Gross unrealized depreciation on investment securities	(917,149)
Net unrealized appreciation on investment securities	21,434,414
Cost of investment securities	61,242,943

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2006			Year ended December 31, 2005
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$632,966	-	$632,966	$1,418,613	$1,679,915	$3,098,528
Class B	21,233	-	21,233	52,768	97,012	149,780
Class C	15,325	-	15,325	38,151	73,830	111,981
Class F	12,773	-	12,773	26,813	33,532	60,345
Class 529-A	8,121	-	8,121	15,608	20,713	36,321
Class 529-B	982	-	982	2,231	4,781	7,012
Class 529-C	1,309	-	1,309	2,858	6,141	8,999
Class 529-E	291	-	291	578	900	1,478
Class 529-F	83	-	83	143	187	330
Class R-1	171	-	171	375	720	1,095
Class R-2	2,662	-	2,662	5,949	12,003	17,952
Class R-3	5,381	-	5,381	11,035	16,698	27,733
Class R-4	2,318	-	2,318	4,356	5,862	10,218
Class R-5	16,930	-	16,930	35,089	39,043	74,132
Total	$720,545	-	$720,545	$1,614,567	$1,991,337	$3,605,904

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of month-end net assets and decreasing to 0.219% on such assets in excess of $89 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2006, total investment advisory services fees waived by CRMC were $9,718,000. As a result, the fee shown on the accompanying financial statements of $97,173,000, which was equivalent to an annualized rate of 0.240%, was reduced to $87,455,000, or 0.216% of month-end net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended June 30, 2006, the total administrative services fees paid by CRMC were $1,000 and $266,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$80,107	$26,854	Not applicable	Not applicable	Not applicable
Class B	19,624	1,733	Not applicable	Not applicable	Not applicable
Class C	15,007	Included in administrative services	$2,025	$289	Not applicable
Class F	1,741		586	100	Not applicable
Class 529-A	891		354	54	$450
Class 529-B	1,010		80	37	101
Class 529-C	1,323		104	40	133
Class 529-E	97		15	2	20
Class 529-F	-		3	-*	4
Class R-1	169		21	9	Not applicable
Class R-2	1,944		385	959	Not applicable
Class R-3	1,814		518	215	Not applicable
Class R-4	323		184	7	Not applicable
Class R-5	Not applicable		813	3	Not applicable
Total	$124,050	$28,587	$5,088	$1,715	$708
* Amount less than one thousand.

Deferred directors’ and advisory board compensation - Since the adoption of the deferred compensation plan in 1993, directors and advisory board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ and advisory board compensation of $614,000, shown on the accompanying financial statements, includes $413,000 in current fees (either paid in cash or deferred) and a net increase of $201,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Warrants

As of June 30, 2006, the fund had warrants outstanding which may be exercised at any time for the purchase of 819,437 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2006, the net asset value of Class A shares would have been reduced by $0.01 per share.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2006
Class A	$2,766,005	85,112	$587,923	18,020	$(4,345,164)	(133,739)	$(991,236)	(30,607)
Class B	155,525	4,803	20,381	627	(237,956)	(7,354)	(62,050)	(1,924)
Class C	235,819	7,302	14,535	448	(258,168)	(7,993)	(7,814)	(243)
Class F	196,459	6,050	11,558	355	(162,963)	(5,022)	45,054	1,383
Class 529-A	105,547	3,253	8,120	249	(31,574)	(973)	82,093	2,529
Class 529-B	15,608	482	982	30	(5,496)	(170)	11,094	342
Class 529-C	31,210	965	1,309	40	(10,825)	(335)	21,694	670
Class 529-E	4,526	140	291	9	(1,604)	(50)	3,213	99
Class 529-F	1,663	51	84	3	(820)	(25)	927	29
Class R-1	11,988	372	171	5	(3,752)	(116)	8,407	261
Class R-2	105,078	3,245	2,661	81	(65,169)	(2,007)	42,570	1,319
Class R-3	145,529	4,491	5,378	165	(83,881)	(2,588)	67,026	2,068
Class R-4	72,448	2,235	2,318	71	(52,489)	(1,617)	22,277	689
Class R-5	124,764	3,840	16,782	515	(101,268)	(3,109)	40,278	1,246
Total net increase (decrease)	$3,972,169	122,341	$672,493	20,618	$(5,361,129)	(165,098)	$(716,467)	(22,139)

Year ended December 31, 2005
Class A	$5,258,845	170,349	$2,900,935	92,222	$(7,335,187)	(236,971)	$824,593	25,600
Class B	335,330	10,931	144,393	4,598	(380,598)	(12,352)	99,125	3,177
Class C	501,711	16,364	107,001	3,413	(423,938)	(13,782)	184,774	5,995
Class F	361,246	11,715	54,903	1,746	(313,924)	(10,164)	102,225	3,297
Class 529-A	202,043	6,536	36,316	1,155	(43,353)	(1,396)	195,006	6,295
Class 529-B	32,939	1,070	7,011	223	(7,679)	(248)	32,271	1,045
Class 529-C	61,312	1,989	8,998	286	(16,443)	(531)	53,867	1,744
Class 529-E	8,874	288	1,478	47	(1,771)	(57)	8,581	278
Class 529-F	2,796	90	329	10	(754)	(24)	2,371	76
Class R-1	15,777	514	1,093	35	(11,805)	(386)	5,065	163
Class R-2	181,876	5,909	17,945	571	(90,700)	(2,940)	109,121	3,540
Class R-3	255,565	8,290	27,718	882	(122,033)	(3,948)	161,250	5,224
Class R-4	140,331	4,569	10,217	325	(38,267)	(1,234)	112,281	3,660
Class R-5	216,379	6,989	73,594	2,340	(163,706)	(5,285)	126,267	4,044
Total net increase (decrease)	$7,575,024	245,603	$3,391,931	107,853	$(8,950,158)	(289,318)	$2,016,797	64,138

* Includes exchanges between share classes of the fund.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,318,475,000 and $8,722,899,000, respectively, during the six months ended June 30, 2006.

Financial highlights (1)

		Income (loss) from investment operations(2)			Dividends and distributions

	Net asset value, beginning of period	Net income	Net gains (losses) on securities (both realized and unrealized)	Total from operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets
Class A:
Six months ended 6/30/2006 (5)	$31.36	$.35	$1.45	$1.80	$(.30)	$-	$(.30)	$32.86	5.72%	$69,154		.57%	(6)	.55%	(6)	2.20%	(6)
Year ended 12/31/2005	30.75	.64	1.46	2.10	(.68)	(.81)	(1.49)	31.36	6.87	66,959		.57		.55		2.06
Year ended 12/31/2004	28.84	.60	2.19	2.79	(.52)	(.36)	(.88)	30.75	9.78	64,880		.57		.57		2.06
Year ended 12/31/2003	23.48	.54	5.55	6.09	(.52)	(.21)	(.73)	28.84	26.30	58,353		.59		.59		2.14
Year ended 12/31/2002	28.53	.49	(4.56)	(4.07)	(.52)	(.46)	(.98)	23.48	(14.47)	46,129		.59		.59		1.89
Year ended 12/31/2001	31.07	.44	(1.87)	(1.43)	(.52)	(.59)	(1.11)	28.53	(4.59)	54,315		.57		.57		1.49
Class B:
Six months ended 6/30/2006 (5)	31.24	.23	1.43	1.66	(.17)	-	(.17)	32.73	5.33	3,974		1.35	(6)	1.32	(6)	1.43	(6)
Year ended 12/31/2005	30.64	.39	1.46	1.85	(.44)	(.81)	(1.25)	31.24	6.04	3,853		1.35		1.33		1.28
Year ended 12/31/2004	28.74	.38	2.17	2.55	(.29)	(.36)	(.65)	30.64	8.94	3,683		1.36		1.35		1.29
Year ended 12/31/2003	23.41	.34	5.53	5.87	(.33)	(.21)	(.54)	28.74	25.30	3,011		1.38		1.38		1.33
Year ended 12/31/2002	28.47	.30	(4.57)	(4.27)	(.33)	(.46)	(.79)	23.41	(15.18)	1,841		1.39		1.39		1.18
Year ended 12/31/2001	31.01	.19	(1.83)	(1.64)	(.31)	(.59)	(.90)	28.47	(5.30)	1,302		1.35		1.35		.66
Class C:
Six months ended 6/30/2006 (5)	31.18	.22	1.43	1.65	(.16)	-	(.16)	32.67	5.31	3,061		1.41	(6)	1.39	(6)	1.36	(6)
Year ended 12/31/2005	30.59	.37	1.45	1.82	(.42)	(.81)	(1.23)	31.18	5.96	2,929		1.42		1.40		1.21
Year ended 12/31/2004	28.70	.36	2.16	2.52	(.27)	(.36)	(.63)	30.59	8.85	2,691		1.43		1.43		1.22
Year ended 12/31/2003	23.38	.31	5.53	5.84	(.31)	(.21)	(.52)	28.70	25.22	1,985		1.45		1.45		1.25
Year ended 12/31/2002	28.44	.30	(4.58)	(4.28)	(.32)	(.46)	(.78)	23.38	(15.20)	1,025		1.45		1.45		1.17
Period from 3/15/2001 to 12/31/2001	29.05	.09	(.14)	(.05)	(.21)	(.35)	(.56)	28.44	(.19)	480		1.52	(6)	1.52	(6)	.38	(6)
Class F:
Six months ended 6/30/2006 (5)	31.32	.35	1.45	1.80	(.30)	-	(.30)	32.82	5.74	1,445		.60	(6)	.58	(6)	2.17	(6)
Year ended 12/31/2005	30.72	.62	1.45	2.07	(.66)	(.81)	(1.47)	31.32	6.77	1,336		.64		.62		1.99
Year ended 12/31/2004	28.81	.58	2.18	2.76	(.49)	(.36)	(.85)	30.72	9.69	1,209		.67		.67		1.99
Year ended 12/31/2003	23.46	.51	5.55	6.06	(.50)	(.21)	(.71)	28.81	26.18	897		.69		.69		2.01
Year ended 12/31/2002	28.52	.49	(4.59)	(4.10)	(.50)	(.46)	(.96)	23.46	(14.59)	415		.70		.70		1.92
Period from 3/15/2001 to 12/31/2001	29.10	.27	(.13)	.14	(.37)	(.35)	(.72)	28.52	.48	190		.72	(6)	.72	(6)	1.17	(6)
Class 529-A:
Six months ended 6/30/2006 (5)	31.33	.34	1.45	1.79	(.29)	-	(.29)	32.83	5.72	958		.65	(6)	.62	(6)	2.13	(6)
Year ended 12/31/2005	30.73	.61	1.45	2.06	(.65)	(.81)	(1.46)	31.33	6.74	835		.67		.65		1.96
Year ended 12/31/2004	28.82	.59	2.17	2.76	(.49)	(.36)	(.85)	30.73	9.68	625		.68		.68		2.00
Year ended 12/31/2003	23.48	.52	5.55	6.07	(.52)	(.21)	(.73)	28.82	26.19	380		.64		.64		2.06
Period from 2/15/2002 to 12/31/2002	27.88	.46	(3.91)	(3.45)	(.49)	(.46)	(.95)	23.48	(12.57)	153		.71	(6)	.71	(6)	2.17	(6)
Class 529-B:
Six months ended 6/30/2006 (5)	31.27	.21	1.44	1.65	(.16)	-	(.16)	32.76	5.26	211		1.47	(6)	1.45	(6)	1.30	(6)
Year ended 12/31/2005	30.67	.35	1.45	1.80	(.39)	(.81)	(1.20)	31.27	5.87	191		1.51		1.49		1.12
Year ended 12/31/2004	28.78	.33	2.16	2.49	(.24)	(.36)	(.60)	30.67	8.69	155		1.56		1.55		1.12
Year ended 12/31/2003	23.45	.28	5.54	5.82	(.28)	(.21)	(.49)	28.78	25.05	100		1.58		1.58		1.12
Period from 2/15/2002 to 12/31/2002	27.88	.28	(3.92)	(3.64)	(.33)	(.46)	(.79)	23.45	(13.22)	41		1.58	(6)	1.58	(6)	1.30	(6)
Class 529-C:
Six months ended 6/30/2006 (5)	31.27	.21	1.45	1.66	(.16)	-	(.16)	32.77	5.31	280		1.47	(6)	1.44	(6)	1.31	(6)
Year ended 12/31/2005	30.68	.35	1.45	1.80	(.40)	(.81)	(1.21)	31.27	5.85	247		1.50		1.48		1.13
Year ended 12/31/2004	28.78	.33	2.17	2.50	(.24)	(.36)	(.60)	30.68	8.74	188		1.55		1.54		1.13
Year ended 12/31/2003	23.45	.29	5.54	5.83	(.29)	(.21)	(.50)	28.78	25.07	115		1.57		1.57		1.13
Period from 2/19/2002 to 12/31/2002	27.47	.28	(3.50)	(3.22)	(.34)	(.46)	(.80)	23.45	(11.91)	45		1.57	(6)	1.57	(6)	1.32	(6)
Class 529-E:
Six months ended 6/30/2006 (5)	31.28	.29	1.45	1.74	(.24)	-	(.24)	32.78	5.54	41		.95	(6)	.93	(6)	1.83	(6)
Year ended 12/31/2005	30.68	.51	1.45	1.96	(.55)	(.81)	(1.36)	31.28	6.42	36		.99		.96		1.65
Year ended 12/31/2004	28.78	.48	2.17	2.65	(.39)	(.36)	(.75)	30.68	9.29	27		1.03		1.02		1.65
Year ended 12/31/2003	23.45	.42	5.54	5.96	(.42)	(.21)	(.63)	28.78	25.70	16		1.04		1.04		1.65
Period from 3/1/2002 to 12/31/2002	28.27	.38	(4.52)	(4.14)	(.33)	(.35)	(.68)	23.45	(14.72)	6		1.03	(6)	1.03	(6)	1.90	(6)
Class 529-F:
Six months ended 6/30/2006 (5)	31.32	.37	1.45	1.82	(.32)	-	(.32)	32.82	5.81	9		.45	(6)	.43	(6)	2.33	(6)
Year ended 12/31/2005	30.71	.64	1.46	2.10	(.68)	(.81)	(1.49)	31.32	6.87	8		.56		.54		2.07
Year ended 12/31/2004	28.81	.56	2.16	2.72	(.46)	(.36)	(.82)	30.71	9.55	5		.78		.77		1.91
Year ended 12/31/2003	23.47	.48	5.55	6.03	(.48)	(.21)	(.69)	28.81	26.05	3		.79		.79		1.88
Period from 9/16/2002 to 12/31/2002	23.98	.16	(.19)	(.03)	(.13)	(.35)	(.48)	23.47	(.14)	-	(7)	.23		.23		.68
Class R-1:
Six months ended 6/30/2006	$31.25	$.22	$1.43	$1.65	$(.16)	$-	$(.16)	$32.74	5.28%	$39		1.43%	(6)	1.40%	(6)	1.36%	(6)
Year ended 12/31/2005	30.67	.38	1.44	1.82	(.43)	(.81)	(1.24)	31.25	5.93	29		1.42		1.40		1.22
Year ended 12/31/2004	28.77	.36	2.17	2.53	(.27)	(.36)	(.63)	30.67	8.84	23		1.47		1.46		1.21
Year ended 12/31/2003	23.46	.31	5.54	5.85	(.33)	(.21)	(.54)	28.77	25.18	14		1.51		1.47		1.18
Period from 6/6/2002 to 12/31/2002	27.27	.20	(3.36)	(3.16)	(.30)	(.35)	(.65)	23.46	(11.68)	1		2.43	(6)	1.47	(6)	1.49	(6)
Class R-2:
Six months ended 6/30/2006	31.26	.22	1.43	1.65	(.16)	-	(.16)	32.75	5.29	545		1.52	(6)	1.40	(6)	1.36	(6)
Year ended 12/31/2005	30.67	.37	1.45	1.82	(.42)	(.81)	(1.23)	31.26	5.95	479		1.57		1.40		1.21
Year ended 12/31/2004	28.77	.37	2.17	2.54	(.28)	(.36)	(.64)	30.67	8.88	361		1.63		1.42		1.27
Year ended 12/31/2003	23.46	.31	5.54	5.85	(.33)	(.21)	(.54)	28.77	25.18	188		1.76		1.43		1.21
Period from 5/21/2002 to 12/31/2002	28.23	.23	(4.34)	(4.11)	(.31)	(.35)	(.66)	23.46	(14.64)	24		1.57	(6)	1.43	(6)	1.61	(6)
Class R-3:
Six months ended 6/30/2006	31.30	.29	1.45	1.74	(.24)	-	(.24)	32.80	5.56	766		.96	(6)	.93	(6)	1.82	(6)
Year ended 12/31/2005	30.71	.52	1.45	1.97	(.57)	(.81)	(1.38)	31.30	6.43	666		.95		.93		1.68
Year ended 12/31/2004	28.80	.50	2.17	2.67	(.40)	(.36)	(.76)	30.71	9.34	493		.99		.98		1.72
Year ended 12/31/2003	23.47	.41	5.55	5.96	(.42)	(.21)	(.63)	28.80	25.70	231		1.06		1.05		1.60
Period from 6/4/2002 to 12/31/2002	27.58	.27	(3.69)	(3.42)	(.34)	(.35)	(.69)	23.47	(12.49)	24		1.11	(6)	1.05	(6)	2.00	(6)
Class R-4:
Six months ended 6/30/2006	31.32	.34	1.45	1.79	(.29)	-	(.29)	32.82	5.71	270		.65	(6)	.63	(6)	2.12	(6)
Year ended 12/31/2005	30.72	.62	1.45	2.07	(.66)	(.81)	(1.47)	31.32	6.77	236		.65		.63		1.99
Year ended 12/31/2004	28.82	.60	2.16	2.76	(.50)	(.36)	(.86)	30.72	9.67	119		.67		.66		2.05
Year ended 12/31/2003	23.47	.51	5.55	6.06	(.50)	(.21)	(.71)	28.82	26.19	40		.68		.68		2.00
Period from 5/28/2002 to 12/31/2002	28.22	.32	(4.33)	(4.01)	(.39)	(.35)	(.74)	23.47	(14.31)	9		.73	(6)	.69	(6)	2.25	(6)
Class R-5:
Six months ended 6/30/2006	31.35	.39	1.44	1.83	(.33)	-	(.33)	32.85	5.86	1,678		.35	(6)	.33	(6)	2.42	(6)
Year ended 12/31/2005	30.75	.70	1.46	2.16	(.75)	(.81)	(1.56)	31.35	7.06	1,562		.36		.34		2.28
Year ended 12/31/2004	28.84	.67	2.18	2.85	(.58)	(.36)	(.94)	30.75	10.02	1,408		.36		.35		2.28
Year ended 12/31/2003	23.48	.56	5.59	6.15	(.58)	(.21)	(.79)	28.84	26.58	1,201		.36		.36		2.11
Period from 5/15/2002 to 12/31/2002	28.37	.39	(4.50)	(4.11)	(.43)	(.35)	(.78)	23.48	(14.59)	48		.37	(6)	.37	(6)	2.56	(6)

		Year ended December 31
	Six months ended June 30, 2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	12%	19%	19%	24%	27%	22%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example                                                unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006, through June 30, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2006	Ending account value 6/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,057.18	$2.81	.55%
Class A -- assumed 5% return	1,000.00	1,022.07	2.76	.55
Class B -- actual return	1,000.00	1,053.32	6.72	1.32
Class B -- assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class C -- actual return	1,000.00	1,053.08	7.08	1.39
Class C -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class F -- actual return	1,000.00	1,057.36	2.96	.58
Class F -- assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 529-A -- actual return	1,000.00	1,057.16	3.16	.62
Class 529-A -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 529-B -- actual return	1,000.00	1,052.64	7.38	1.45
Class 529-B -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-C -- actual return	1,000.00	1,053.06	7.33	1.44
Class 529-C -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-E -- actual return	1,000.00	1,055.36	4.74	.93
Class 529-E -- assumed 5% return	1,000.00	1,020.18	4.66	.93
Class 529-F -- actual return	1,000.00	1,058.15	2.19	.43
Class 529-F -- assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-1 -- actual return	1,000.00	1,052.79	7.13	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 -- actual return	1,000.00	1,052.95	7.13	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-3 -- actual return	1,000.00	1,055.57	4.74	.93
Class R-3 -- assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 -- actual return	1,000.00	1,057.13	3.21	.63
Class R-4 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 -- actual return	1,000.00	1,058.62	1.68	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.16	1.66	.33

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed — During the course of each year, the board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process — The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend the approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services — The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the administrative, legal and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the fund’s investment objective to pursue long-term growth of capital and income and the investment results of the fund in light of these objectives. They compared the fund’s total returns to the Lipper Large-Cap Value Funds Index (the Lipper category which includes the fund) and the Lipper Growth & Income Funds Index (the fund’s former Lipper category that remains relevant given the fund’s investment objectives). The board and the committee noted that the fund’s investment results slightly exceeded both indexes for the one-year period ended October 31, 2005, and significantly exceeded both indexes for the five- and 10-year periods ended October 31, 2005.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other funds in the Lipper Large-Cap Value Funds Index. The board and the committee observed that the fund’s advisory fees and total expenses (each as a percentage of average net assets) were well below the median fee and expense levels of the other funds in both indexes. The board and the committee also noted the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005.

The board and the committee also reviewed information and materials regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The board and the committee also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including: fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund. The board and the committee concluded that the nature, extent and quality of services provided by CRMC, including its investment record, the fund’s cost structure and low level of fees, benefit and are in the best interests of the fund and, along with the consideration of other factors, support approval of the agreement.

Offices

Offices of the fund and of
the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

There are several ways to invest in The Investment Company of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.03 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2006, portfolio of The Investment Company of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Investment Company of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
> The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds           Capital Research and Management            Capital International                 Capital Guardian                Capital Bank and Trust

Lit. No. MFGESR-904-0806P

Litho in USA BBC/CVB/8087-S7482

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

The Investment Company of America®
Investment portfolio

June 30, 2006

		unaudited

		Market value
Common stocks — 84.67%	Shares	(000)

ENERGY — 10.46%
Baker Hughes Inc.	9,848,516	$ 806,101
Chevron Corp.	20,202,278	1,253,753
ConocoPhillips	13,531,704	886,733
ENI SpA	10,680,000	313,966
Exxon Mobil Corp.	7,681,500	471,260
Halliburton Co.	2,520,000	187,009
Hess Corp.	3,450,000	182,333
Marathon Oil Corp.	9,800,000	816,340
Murphy Oil Corp.	4,100,000	229,026
Occidental Petroleum Corp.	1,000,000	102,550
Royal Dutch Shell PLC, Class A (ADR)	17,970,000	1,203,631
Royal Dutch Shell PLC, Class B	833,265	29,103
Royal Dutch Shell PLC, Class B (ADR)	2,370,498	165,627
Schlumberger Ltd.	22,950,000	1,494,274
TOTAL SA	7,280,000	478,533
		8,620,239

MATERIALS — 4.54%
Air Products and Chemicals, Inc.	2,750,000	175,780
Alcoa Inc.	19,576,400	633,492
Alumina Ltd.	10,000,000	50,132
Barrick Gold Corp.	23,786,250	704,073
Barrick Gold Corp. (Canada)	1,114,350	32,921
Dow Chemical Co.	14,345,950	559,923
E.I. du Pont de Nemours and Co.	4,000,000	166,400
International Paper Co.	6,997,235	226,011
MeadWestvaco Corp.	4,085,000	114,094
Newmont Mining Corp.	9,500,000	502,835
Rio Tinto PLC	8,044,473	424,794
Rohm and Haas Co.	1,650,000	82,698
Weyerhaeuser Co.	1,175,000	73,144
		3,746,297

INDUSTRIALS — 10.92%
3M Co.	1,200,000	96,924
Boeing Co.	7,300,000	597,943
Burlington Northern Santa Fe Corp.	6,500,000	515,125
Caterpillar Inc.	12,000,000	893,760
Cooper Industries, Ltd., Class A	1,129,300	104,935
Cummins Inc.	1,700,000	207,825
Deere & Co.	4,400,000	367,356
FedEx Corp.	1,500,000	175,290
General Dynamics Corp.	6,745,800	441,580
General Electric Co.	42,500,000	1,400,800
Illinois Tool Works Inc.	7,400,000	351,500
Lockheed Martin Corp.	1,060,000	76,044
Mitsubishi Corp.	4,035,000	80,587
Northrop Grumman Corp.	3,400,000	217,804
Parker Hannifin Corp.	2,300,000	178,480
Raytheon Co.	7,399,800	329,809
Siemens AG	2,680,000	232,932
Southwest Airlines Co.	9,000,000	147,330
Tyco International Ltd.	47,160,100	1,296,903
Union Pacific Corp.	1,500,000	139,440
United Parcel Service, Inc., Class B	3,918,700	322,627
United Technologies Corp.	10,190,000	646,250
Waste Management, Inc.	5,000,000	179,400
		9,000,644

CONSUMER DISCRETIONARY — 8.95%
Best Buy Co., Inc.	15,517,300	850,969
Carnival Corp., units	10,750,000	448,705
CBS Corp., Class B	1,250,000	33,812
Clear Channel Communications, Inc.	8,119,700	251,305
Comcast Corp., Class A1	2,857,900	93,567
Ford Motor Co.	2,500,000	17,325
General Motors Corp.	18,730,000	557,967
Harley-Davidson Motor Co.	2,000,000	109,780
Honda Motor Co., Ltd.	1,405,000	44,578
Interpublic Group of Companies, Inc.[1]	190,988	1,595
Kohl’s Corp.[1]	1,600,000	94,592
Liberty Media Holding Corp., Liberty Capital, Series A1	814,000	68,189
Liberty Media Holding Corp., Liberty Interactive, Series A1	2,945,000	50,831
Limited Brands, Inc.[2]	20,042,743	512,894
Lowe’s Companies, Inc.	25,018,300	1,517,860
McDonald’s Corp.	1,600,000	53,760
Target Corp.	21,475,000	1,049,483
Time Warner Inc.	29,750,000	514,675
TJX Companies, Inc.	11,100,000	253,746
Toyota Motor Corp.	11,650,000	609,942
Viacom Inc., Class B1	3,250,000	116,480
Walt Disney Co.	4,250,000	127,500
		7,379,555

CONSUMER STAPLES — 9.40%
Altria Group, Inc.	53,500,000	3,928,505
Anheuser-Busch Companies, Inc.	3,500,000	159,565
Avon Products, Inc.	9,520,000	295,120
Coca-Cola Co.	6,320,000	271,886
General Mills, Inc.	4,535,000	234,278
H.J. Heinz Co.	2,750,000	113,355
Kraft Foods Inc., Class A	4,350,000	134,415
PepsiCo, Inc.	14,200,000	852,568
Procter & Gamble Co.	500,000	27,800
Reynolds American Inc.	4,461,666	514,430
Sara Lee Corp.	8,816,100	141,234
SYSCO Corp.	1,300,000	39,728
Unilever NV (New York registered)	6,450,000	145,448
UST Inc.	2,000,000	90,380
Walgreen Co.	10,595,000	475,080
Wal-Mart Stores, Inc.	6,750,000	325,147
		7,748,939

HEALTH CARE — 8.74%
Abbott Laboratories	12,799,700	558,195
Aetna Inc.	8,975,000	358,372
AstraZeneca PLC (ADR)	5,334,500	319,110
AstraZeneca PLC (Sweden)	4,909,500	296,213
AstraZeneca PLC (United Kingdom)	5,393,900	325,177
Becton, Dickinson and Co.	1,500,000	91,695
Bristol-Myers Squibb Co.	27,250,000	704,685
Cardinal Health, Inc.	2,400,000	154,392
Eli Lilly and Co.	13,785,000	761,897
HCA Inc.	3,500,000	151,025
Johnson & Johnson	850,000	50,932
McKesson Corp.	2,600,000	122,928
Medco Health Solutions, Inc.[1]	971,000	55,619
Merck & Co., Inc.	24,250,000	883,427
Novartis AG (ADR)	256,556	13,833
Pfizer Inc	7,353,900	172,596
Roche Holding AG	4,935,000	814,374
Schering-Plough Corp.	16,111,300	306,598
UnitedHealth Group Inc.	11,000,000	492,580
WellPoint, Inc.[1]	6,800,000	494,836
Wyeth	1,685,000	74,831
		7,203,315

FINANCIALS — 11.41%
Allstate Corp.	1,850,000	101,250
American International Group, Inc.	10,713,900	632,656
Aon Corp.	1,300,000	45,266
Bank of America Corp.	11,834,320	569,231
Berkshire Hathaway Inc., Class A1	3,050	279,560
Capital One Financial Corp.	3,000,000	256,350
Chubb Corp.	6,000,000	299,400
Citigroup Inc.	25,560,000	1,233,014
Fannie Mae	25,865,600	1,244,135
Freddie Mac	5,750,000	327,808
Hartford Financial Services Group, Inc.	2,250,000	190,350
HSBC Holdings PLC (United Kingdom)	17,037,111	299,414
HSBC Holdings PLC (ADR)	1,079,588	95,382
J.P. Morgan Chase & Co.	18,836,200	791,120
Lloyds TSB Group PLC	15,000,000	147,252
Marsh & McLennan Companies, Inc.	7,900,000	212,431
National City Corp.	6,930,000	250,797
PNC Financial Services Group, Inc.	3,200,000	224,544
U.S. Bancorp	7,500,000	231,600
Wachovia Corp.	1,200,000	64,896
Washington Mutual, Inc.	25,400,000	1,157,732
Wells Fargo & Co.	9,330,000	625,856
XL Capital Ltd., Class A	2,000,000	122,600
		9,402,644

INFORMATION TECHNOLOGY — 11.38%
Altera Corp.[1]	5,500,000	$ 96,525
Analog Devices, Inc.	4,250,000	136,595
Applied Materials, Inc.	16,950,000	275,946
Automatic Data Processing, Inc.	5,875,000	266,431
Canon, Inc.	2,700,000	132,392
Cisco Systems, Inc.[1]	31,870,400	622,429
Electronic Data Systems Corp.	1,900,000	45,714
First Data Corp.	2,600,000	117,104
Google Inc., Class A1	225,000	94,349
Hewlett-Packard Co.	22,400,000	709,632
Intel Corp.	33,890,000	642,216
International Business Machines Corp.	10,195,000	783,180
KLA-Tencor Corp.	1,825,000	75,865
Linear Technology Corp.	6,350,000	212,662
Maxim Integrated Products, Inc.	10,645,000	341,811
Micron Technology, Inc.[1]	10,000,000	150,600
Microsoft Corp.	54,810,000	1,277,073
Motorola, Inc.	6,701,475	135,035
Nokia Corp.	3,060,150	62,398
Nokia Corp. (ADR)	9,314,900	188,720
Oracle Corp.[1]	82,770,100	1,199,339
Sabre Holdings Corp., Class A	5,509,680	121,213
Samsung Electronics Co., Ltd.	744,000	472,996
Solectron Corp.[1]	10,000,000	34,200
Sun Microsystems, Inc.[1]	25,010,000	103,792
Taiwan Semiconductor Manufacturing Co. Ltd.	159,743,480	288,529
Texas Instruments Inc.	20,570,200	623,071
Xilinx, Inc.	7,650,000	173,272
		9,383,089

TELECOMMUNICATION SERVICES — 5.56%
ALLTEL Corp.	2,942,750	187,836
AT&T Inc.	73,755,497	2,057,041
BellSouth Corp.	33,800,000	1,223,560
Qwest Communications International Inc.[1]	26,829,700	217,052
Sprint Nextel Corp., Series 1	27,885,000	557,421
Verizon Communications Inc.	4,183,200	140,095
Vodafone Group PLC	93,500,000	199,031
		4,582,036

UTILITIES — 2.44%
American Electric Power Co., Inc.	1,000,000	34,250
Dominion Resources, Inc.	7,131,912	533,396
Duke Energy Corp.	5,000,000	146,850
E.ON AG	2,400,000	276,023
Exelon Corp.	5,275,500	299,806
FirstEnergy Corp.	1,138,500	61,718
FPL Group, Inc.	3,800,000	157,244
PPL Corp.	2,300,000	74,290
Public Service Enterprise Group Inc.	6,500,000	429,780
		2,013,357

MISCELLANEOUS — 0.87%
Other common stocks in initial period of acquisition		$ 715,661

Total common stocks (cost: $48,398,296,000)		69,795,776

Warrants — 0.00%	Shares

INDUSTRIALS — 0.00%
Raytheon Co., warrants, expire 2011[1]	148,257	1,876

Total warrants (cost: $1,835,000)		1,876

Convertible securities — 0.30%	Shares or principal amount

FINANCIALS — 0.11%
Fannie Mae 5.375% convertible preferred	970	90,089

TELECOMMUNICATION SERVICES — 0.19%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	152,000

Total convertible securities (cost: $190,489,000)		242,089

	Principal amount
Bonds & notes — 0.40%	(000)

MORTGAGE-BACKED OBLIGATIONS[3]— 0.40%
Fannie Mae 6.00% 2021	$235,475	236,247
Fannie Mae 6.50% 2017	91,541	92,836

Total bonds & notes (cost: $326,846,000)		329,083

Short-term securities — 14.93%

3M Co. 4.98%-5.02% due 7/20-7/24/2006	65,000	64,795
AIG Funding, Inc. 4.88% due 7/7/2006	25,000	24,977
American General Finance Corp. 4.87% due 7/6/2006	30,000	29,976
International Lease Finance Corp. 4.96%-5.30% due 7/7-8/30/2006	300,000	298,777
American Express Credit Corp. 4.88%-5.01% due 7/6-7/10/2006	125,000	124,855
Anheuser-Busch Companies, Inc. 5.07% due 8/17/2006[4]	45,000	44,698
AT&T Inc. 5.25% due 7/27/2006[4]	100,000	99,606
Atlantic Industries 4.92% due 7/21/2006[4]	105,000	104,704
Coca-Cola Co. 4.96% due 7/10/2006	70,000	69,903
Bank of America Corp. 4.985%-5.385% due 7/25-9/29/2006	297,000	294,931
Ranger Funding Co. LLC 5.28% due 8/4/2006[4]	1,400	1,393
Becton, Dickinson and Co. 5.07% due 7/17/2006	25,000	24,940
BellSouth Corp. 5.18%-5.28% due 8/7-8/9/2006[4]	51,000	50,710
CAFCO, LLC 5.045%-5.155% due 7/20-8/7/2006[4]	135,000	134,501
Ciesco LLC 5.01% due 7/31/2006[4]	100,000	99,566
Citigroup Funding Inc. 5.18%-5.23% due 8/9-8/17/2006	100,000	99,375
Caterpillar Financial Services Corp. 5.00%-5.25% due 7/6-8/28/2006	146,740	145,945
Chevron Funding Corp. 5.14%-5.25% due 8/3-8/29/2006	150,000	149,076
Clipper Receivables Co., LLC 5.06%-5.27% due 7/17-7/28/2006[4]	356,400	355,270
Colgate-Palmolive Co. 5.08% due 7/7/2006[4]	35,000	34,965
Concentrate Manufacturing Co. of Ireland 5.11%-5.22% due 7/13-7/31/2006[4]	131,400	130,913
E.I. duPont de Nemours and Co. 5.05% due 7/25-7/27/2006[4]	59,700	59,487
Edison Asset Securitization LLC 5.05% due 7/25/2006[4]	50,000	49,825
General Electric Capital Services, Inc. 4.92%-5.28% due 7/3-8/29/2006	359,300	357,682
Fannie Mae 4.82%-5.20% due 7/3-9/18/2006	643,904	639,697
FCAR Owner Trust I 5.09%-5.28% due 8/3-8/15/2006	173,000	172,020
FCAR Owner Trust II 5.05% due 7/17/2006	2,200	2,195
Federal Farm Credit Banks 4.89%-5.26% due 7/27-11/20/2006	782,000	772,690
Federal Home Loan Bank 4.77%-5.29% due 7/5-11/15/2006	2,238,391	2,222,948
Federal Home Loan Bank 4.975%-4.98% due 8/23/2006[5]	125,000	123,987
Freddie Mac 4.80%-5.25% due 7/5-10/10/2006	1,285,470	1,278,334
Freddie Mac 4.965% due 8/22/2006[5]	88,500	87,811
Gannett Co. 5.00% due 7/12-7/25/2006[4]	215,000	214,491
General Dynamics Corp. 5.10%-5.18% due 8/11-12/1/2006[4]	125,000	122,983
Harvard University 5.05% due 8/8/2006	25,000	24,863
Hershey Co. 5.18% due 8/22/2006[4,5]	27,490	27,280
Hewlett-Packard Co. 5.20%-5.21% due 7/31/2006[4]	65,000	64,708
HSBC Finance Corp. 4.87%-5.29% due 7/5-8/28/2006	297,000	296,056
IBM Capital Inc. 5.13%-5.19% due 7/26-9/8/2006[4]	89,202	88,556
International Bank for Reconstruction and Development 4.87%-5.19% due 7/5-9/19/2006	594,500	590,154
Kimberly-Clark Worldwide Inc. 4.98%-5.21% due 7/7-7/27/2006[4]	51,000	50,889
McCormick & Co., Inc. 5.07% due 8/31/2006[4]	25,000	24,781
NetJets Inc. 4.95%-5.04% due 7/6-8/1/2006[4]	100,000	99,753
Park Avenue Receivables Co., LLC 5.21% due 7/21/2006[4]	60,000	59,818
Preferred Receivables Funding Corp. 5.15%-5.28% due 7/25-8/1/2006[4]	154,301	153,645
Private Export Funding Corp. 4.87%-4.89% due 7/10-7/12/2006[4]	80,000	79,879
Scripps (E.W.) Co. 5.25% due 8/2/2006[4]	50,000	49,759
Tennessee Valley Authority 5.157%-5.16% due 9/14/2006	125,000	123,705
Three Pillars Funding, LLC 4.96%-5.39% due 7/3-9/26/2006[4]	284,389	283,214
Triple-A One Funding Corp. 4.96%-5.10% due 7/10-7/20/2006[4]	75,449	75,296
U.S. Treasury Bills 4.575%-4.778% due 7/6-9/21/2006	711,600	708,814
UnionBanCal Commercial Funding Corp. 5.28%-5.33% due 8/29-9/12/2006	107,200	107,186
Variable Funding Capital Corp. 4.96%-5.075% due 7/6-7/20/2006[4]	394,000	393,179
Wal-Mart Stores Inc. 4.83%-5.24% due 7/6-8/22/2006[4]	309,850	308,679
Wells Fargo Bank, N.A. 5.02%-5.25% due 7/12-8/7/2006	190,400	190,400
Wm. Wrigley Jr. Co. 5.02% due 8/7/2006[4]	20,000	19,893

Total short-term securities (cost: $12,308,845,000)		12,308,533

Total investment securities (cost: $61,226,311,000)		$82,677,357
Other assets less liabilities		(246,288)

Net assets		$82,431,069

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require  registration. The total value of all such restricted securities was $3,282,441,000, which represented 3.98% of the net assets of the fund.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

MFGEFP-904-0806-S6917

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ R. Michael Shanahan
R. Michael Shanahan, Vice Chairman and CEO

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ R. Michael Shanahan
R. Michael Shanahan, Vice Chairman and CEO

Date: September 7, 2006

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and PFO

Date: September 7, 2006